Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Parenthetical) (Detail) - $ / shares	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	3,235,957	687,059	3,074,700	1,343,031
Dilutive potential shares from stock options [Member]
Earnings per share [line items]
Weighted-average exercise price	$ 99.98	$ 104.14	$ 99.81	$ 101.82